Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 1,697,309,461	$ 2,148,392,841	$ 2,325,323,336
Long Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,302,268,695	1,717,385,105	1,610,838,472
Long Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	71,637,547	74,820,385	127,381,359
Long Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	25,104,204	26,413,270	53,980,643
Long Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	763,634,747	1,392,478,396	1,079,809,596
Long Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	3,945,350		5,927,944
Long Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	34,532,110	24,635,116	81,393,624
Long Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	9,004,985	3,769,785	17,865,981
Long Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	394,409,752	195,268,153	244,479,325
Long Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	395,040,766	431,007,736	714,484,864
Short Positions [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	381,186,027	638,869,556	572,804,331
Short Positions [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	242,199,672	271,647,306	280,007,120
Short Positions [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	48,300,516	88,376,901	48,647,953
Short Positions [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	28,410,091	21,155,358	40,497,833
Short Positions [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	98,936,097	13,707,348	61,557,330
Short Positions [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	7,746,144	6,183,656	7,597,444
Short Positions [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	36,657,310	47,230,107	40,499,934
Short Positions [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	17,986,347	27,166,883	10,367,157
Short Positions [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	4,163,167	67,827,053	70,839,469
Short Positions [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 138,986,355	$ 367,222,250	$ 292,797,211